Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Compensation Decisions

Pay recommendations for our executives, including our executive officers, are typically made by the Committee at a meeting or meetings in the last quarter of the year and the first quarter of the applicable fiscal year. These meetings are typically held around the same time as our budget for the subsequent fiscal year is being finalized. This timing allows the Committee to have a complete anticipated financial performance picture prior to making compensation decisions. In advance of these meetings, the Committee often has multiple pre-meetings or other off-cycle discussions to give thorough consideration to labor market dynamics, market data, executive performance, and the appropriate amount and structure of compensation for our executives.

Decisions with respect to prior fiscal year performance typically are made at the Committee’s or the Board’s first regularly scheduled meeting for the fiscal year. Further, any equity awards approved by the Committee or the Board at this meeting are dated two weeks following the date of the meeting. Equity incentive awards are typically approved by the Board at our regular quarterly meetings. We do not have any program, plan or practice to time award dates of stock option grants to our executive officers in coordination with the release of material nonpublic information. During 2025, the Committee did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

The exceptions to this timing are awards to executives who are promoted or hired from outside of the Company during the fiscal year. These executives may receive equity awards effective or dated, as applicable, as of the date of their promotion or hire or the next nearest scheduled Compensation Committee or Board meeting.

Award Timing Method	Equity incentive awards are typically approved by the Board at our regular quarterly meetings.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false